SCHEDULE OF RELATED PARTY TRANSACTION (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Red and Blue LLC [Member]
Related Party Transaction [Line Items]
Product sales	$ 83,215	$ 652,405	$ 762,756